Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt
Summary of indebtedness

	Successor
(Dollars in thousands)	December 31, 2014(a)
Unsecured
ILFC Legacy Notes	$11,230,020
AerCap Trust & AerCap Ireland Capital Limited Notes	3,400,000	(b)
Fair value adjustment	999,869	(c)

Total Unsecured	15,629,889

Secured
Export credit facilities	1,283,742
Senior secured notes	2,550,000
Institutional secured term loans	3,355,263	(d)
AeroTurbine revolving credit agreement	302,142	(e)
Camden facility	155,168	(e)(f)
Fair value adjustment	292,543	(c)

Total Secured	7,938,858

Total Senior Debt Financings	23,568,747
Subordinated
ECAPS subordinated notes	1,000,000
Fair value adjustment	(238)	(c)

Total Subordinated	999,762

	$24,568,509

(a)	As of December 31, 2014, we remain in compliance with the respective financial covenants across our various debt obligations.
(b)

Includes $2.6 billion of senior unsecured notes issued in May 2014 and $800 million senior notes issued in September 2014. The senior notes were issued by AerCap Ireland Capital Limited and AerCap Trust. The proceeds from the $2.6 billion notes were primarily used to finance the cash consideration paid in connection with the AerCap Transaction. The proceeds from the $800 million notes were advanced to AerCap Ireland Capital Limited and were used for general corporate purposes, including for AerCap Trust.

(c)	As a result of applying the acquisition method of accounting, we adjusted the carrying amount of our debt to fair value as of the Closing Date. See Note 3—AerCap Transaction.
(d)

Includes the Temescal facility which is included in Secured bank debt in the Predecessor presentation. This secured financing was entered into by a VIE and consolidated into our Consolidated Financial Statements.

(e)

The AeroTurbine revolving credit agreement and the Camden facility are included in Secured bank debt in the Predecessor presentation. These secured financings were entered into by VIEs and consolidated into our Consolidated Financial Statements.

(f)	This amount is non-recourse to us and certain of our subsidiaries.

Schedule of maturities of principal of debt financings
Year Ended	(Dollars in thousands)
2015	$2,527,248
2016	3,280,056
2017	3,549,724
2018	2,980,136
2019	3,507,630
Thereafter	7,431,541

$23,276,335

Predecessor
Debt
Summary of indebtedness

December 31, 2013
(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000
ECA and Ex-Im financings	1,746,144
Secured bank debt(a)	1,811,705
Institutional secured term loans	750,000
Less: Deferred debt discount(b)	(5,058)

8,202,791
Unsecured
Bonds and medium-term notes	12,269,522
Less: Deferred debt discount(b)	(31,456)

12,238,066

Total Senior Debt Financings	20,440,857
Subordinated debt	1,000,000

$21,440,857

(a)	Of these amounts, $173.5 million (2013) was non-recourse to ILFC. These secured financings were incurred by VIEs, and consolidated into Predecessor consolidated financial statements.
(b)

During the year ended December 31, 2013, Predecessor recorded a $19.5 million adjustment to correct and fully align amortization of deferred debt issue costs and debt discounts in prior periods with the effective interest method, of which $4.4 million related to debt discounts and is reflected herein. See Note 1—Basis of Preparation.

The following table presents information regarding the collateral provided for our secured debt at December 31, 2013:

	As of December 31, 2013
	Debt Outstanding	Net Book Value	Number of Aircraft
	(Dollars in thousands)
Senior secured bonds	$3,900,000	$5,864,796	174
ECA and Ex-Im financings	1,746,144	4,938,321	118
Secured bank debt(a)	1,811,705	2,591,814	61
Institutional secured term loans	750,000	1,266,438	52

Total	$8,207,849	$14,661,369	405

(a)

Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and do not include the book value or number of AeroTurbine assets securing the AeroTurbine revolving credit agreement, under which $380.5 million is included in the total debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.